Income taxes - Summary of the aggregate deferred tax assets and liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$ 397,421	$ 100,299
Allowance for credit losses	151,335	32,781
Inventory reserves	32,566	42,345
Less: valuation allowance	(581,322)	(100,299)
Deferred tax assets, net	$ 0	$ 75,126